SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 924,664	$ 1,172,252	$ 1,124,158
Search and search-related advertising revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	837,432	1,073,173	1,023,132
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 87,232	$ 99,079	$ 101,026